Christopher Menconi

Partner

+1.202.373.6173

christopher.menconi@morganlewis.com

June 6, 2025

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	The 2023 ETF Series Trust II: Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A (File Nos. 333-274096 and 811-23895)

Ladies and Gentlemen:

On behalf of our client, The 2023 ETF Series Trust II (the “Registrant”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 5 to the Registrant’s registration statement on Form N-1A, together with all exhibits thereto (Amendment No. 7 to the Registrant’s registration statement under the Investment Company Act of 1940) (the “Amendment”). The purpose of the Amendment is to register the GMO Horizons ETF, GMO Dynamic Allocation ETF, GMO Domestic Resilience ETF, and GMO Ultra-Short Income ETF as new series of the Trust.

Please contact me at (202) 373-6173 should you have any questions or comments.

Very truly yours,

/s/ Christopher Menconi

Christopher Menconi

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001